EMPLOYEE BENEFITS (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of defined benefit plans [Abstract]
Retirements payments	$ 35,075	$ 51,007
Resignation payments	5,817	8,230
Other obligations	15,341	14,879
Total liability for employee benefits	$ 56,233	$ 74,116